Discontinued Operations And Other Dispositions (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Other Dispositions [Abstract]
Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income

	Years Ended
	December 31,
	2012	2011	2010
Operating revenues	$31,458	$67,391	$65,886
Total operating expenses	24,286	49,617	51,144
Operating income	7,172	17,774	14,742
Other (income) expense:
Gain on sale	(17,699)	-	-
Loss on sale	2,981	-	-
Other expenses, net	1,397	3,495	1,992
Income from discontinued operations before income taxes	20,493	14,279	12,750
Provision for income taxes	8,017	12,893	5,154
Income from discontinued operations	$12,476	$1,386	$7,596

Schedule Of Disposal Groups Including Discontinued Operations

	December 31,
	2012	2011
Property, plant and equipment, at cost	$128,463	$299,689
Less: accumulated depreciation	48,856	104,889
Net property, plant and equipment	79,607	194,800
Current assets	4,656	16,341
Regulatory assets	2,034	36,656
Goodwill	-	12,316
Other assets	126	2,948
Assets of discontinued operations held for sale	86,423	263,061

Long-term debt, excluding current portion	-	40,326
Current liabilities	2,074	8,235
Deferred income taxes and investment tax credits	5,166	28,690
Contributions in aid of construction	15,560	25,940
Other liabilities	837	33,980
Liabilities of discontinued operations held for sale	23,637	137,171

Net assets	$62,786	$125,890